Management Compensation And Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2018
Management Compensation And Incentive Plans [Abstract]
Stock Option Activity Under The Plans
Stock option awards activity under the Omnibus Equity Incentive Plan for 2018 was as follows:

	Number of Shares	Weighted- Average Exercise Price
Outstanding unvested as of January 1, 2018	—	$—
Granted	979,790	15.67
Forfeited	(11,070)	15.00
Outstanding unvested as of December 31, 2018	968,720	$15.68
Deferred share units and restricted stock unit awards activity under the Omnibus Equity Incentive Plan for 2018 was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2018	—	$—
Granted	48,983	13.94
Vested	(21,413)	15.29
Outstanding unvested as of December 31, 2018	27,570	$12.88